Goodwill and Intangible Assets, Net - Schedule of Intangible Assets by Asset Class (Details) - USD ($)	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Intangible Assets
Intangible assets, Gross Carrying Amount	$ 4,323,000,000		$ 2,405,000,000
Intangible assets, Accumulated Amortization	153,000,000	$ 0	672,000,000
Intangible assets, Net Carrying Amount	4,170,000,000		1,733,000,000
Customer Related and Contract Based Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	3,662,000,000		2,078,000,000
Intangible assets, Accumulated Amortization	119,000,000		486,000,000
Intangible assets, Net Carrying Amount	3,543,000,000		1,592,000,000
Technology Related Intangibles
Intangible Assets
Intangible assets, Gross Carrying Amount	254,000,000		316,000,000
Intangible assets, Accumulated Amortization	20,000,000		180,000,000
Intangible assets, Net Carrying Amount	234,000,000		136,000,000
Trade Name
Intangible Assets
Intangible assets, Gross Carrying Amount	407,000,000		8,000,000
Intangible assets, Accumulated Amortization	14,000,000		6,000,000
Intangible assets, Net Carrying Amount	$ 393,000,000		2,000,000
Trade Name
Intangible Assets
Intangible assets, Carrying Amount			$ 3,000,000